Total Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends
Proposed dividend per share	€ 1.40	€ 1.25	€ 1.15
Total proposed dividend	€ 1,671